Acquisitions (Detail) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended				1 Months Ended			1 Months Ended			11 Months Ended	1 Months Ended		9 Months Ended		9 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Hilton Odawara [member] USD ($)	Oct. 31, 2013 Hilton Bradford [Member] USD ($)	Oct. 31, 2013 Hilton Bradford [Member] GBP (£)	Sep. 30, 2013 Hilton Bradford [Member] USD ($)	Apr. 30, 2013 Land Parcel [member] USD ($)	Dec. 31, 2012 Hilton Odawara [member] USD ($)	Dec. 31, 2012 Hilton Odawara [member] JPY (¥)	Nov. 30, 2012 Hilton Odawara [member]	Aug. 31, 2011 Oakbrook Suites and Garden Inn [member] USD ($)	Jul. 31, 2011 Oakbrook Suites and Garden Inn [member]	Sep. 30, 2014 Equity Investments Exchange [Member] USD ($) Hotel	Jul. 25, 2014 Equity Investments Exchange [Member] USD ($)	Sep. 30, 2013 Land Parcel [member] USD ($)
Business Acquisition [Line Items]
Acquisitions		$ 30	$ 30		$ 12		$ 15	£ 9		$ 28	$ 1	¥ 155		$ 12				$ 28
Gain (loss) on capital lease transactions							2
Capital lease obligations						15			17
Percentage interest acquired											53.50%	53.50%		50.00%
VIE, ownership percentage													46.50%
Acquisition of noncontrolling interest	0			1							4
Equity method investment, ownership percentage															50.00%
Property and equipment recognized from acquisition														24
Number of hotels in JV portfolio																11
Number of hotels to be removed from JV portfolio																6
Number of hotels to be retained and wholly owned																5
Post-exchange ownership %																100.00%	100.00%
Equity investments	157		245	276													59
Fair value of equity investments before exchange																83
Remeasurement gain of equity investments before exchange																24
Transaction-related costs																$ 1